Share capital (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands				1 Months Ended																			3 Months Ended		12 Months Ended
	Jan. 05, 2026 CAD ($)	Jan. 01, 2026 CAD ($)	Jan. 31, 2025 CAD ($) $ / shares shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 CAD ($) shares	Nov. 30, 2025 CAD ($) shares $ / shares	Sep. 30, 2025 CAD ($) shares	Jul. 31, 2025 shares	Jun. 30, 2025 CAD ($) shares	May 31, 2025 CAD ($) shares	Apr. 30, 2025 CAD ($) shares $ / shares	Mar. 31, 2025 CAD ($) shares $ / shares	Feb. 28, 2025 CAD ($) shares $ / shares	Feb. 28, 2025 AUD ($) shares $ / shares	Jan. 31, 2025 CAD ($) $ / shares shares	Jan. 31, 2025 AUD ($) shares	Dec. 31, 2024 CAD ($) $ / shares shares	Nov. 30, 2024 shares $ / shares	Aug. 31, 2024 shares $ / shares	Jul. 31, 2024 shares $ / shares	May 31, 2024 CAD ($) shares $ / shares	Jan. 31, 2024 CAD ($) shares $ / shares	May 31, 2024 CAD ($) $ / shares shares	May 31, 2024 CAD ($) $ / shares shares	Dec. 31, 2025 CAD ($) shares $ / shares	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2024 CAD ($) shares $ / shares	Dec. 31, 2024 AUD ($) shares	Jan. 31, 2025 $ / shares	Dec. 31, 2024 AUD ($) $ / shares shares	May 31, 2024 AUD ($) $ / shares shares	Feb. 29, 2024 CAD ($) shares
IfrsStatementLineItems [Line Items]
Number of shares issued | shares			1,684,659		262,776,228									2,222,222	1,684,659		176,947,216				3,569,449	6,886,167	3,569,449	3,569,449	262,776,228		176,947,216			176,947,216	3,569,449	1,722,210
Number of shares issued, value					$ 568,042,000												$ 146,516,000								$ 568,042,000		$ 146,516,000
Proceeds from issuance of shares													$ 2,817,000	$ 3,000	$ 1,755,000	$ 6,750	$ 1,640,000						$ 2,945,000					$ 4,125
Common shares issued price per share | (per share)			$ 1.71											$ 1.875	$ 1.71		$ 1.71				$ 1.11		$ 1.11	$ 1.11			$ 1.71		$ 1.875	$ 1.875	$ 1.26
Expiration term			3 years												3 years		3 years				2 years		2 years	2 years			3 years			3 years	2 years
Weighted average fair value			$ 586,000												$ 586,000		$ 386,000				$ 651,000		$ 651,000	$ 651,000			$ 386,000			$ 1,140	$ 1,024
Fair value of risk free interest rate															2.64%	2.64%	2.90%										2.97%	2.97%
Fair value of volatility rate															54.08%	54.08%	53.38%										53.65%	53.65%
Expected term															3 years	3 years	3 years						2 years				3 years	3 years
Number of common shares issued | shares																	1,333,333										1,333,333			1,333,333
Maturity date			Jan. 14, 2028										Feb. 07, 2028	Feb. 07, 2028
Warrants issued value													$ 972,000												$ 1,528,000
Common shares issued on conversion units | shares				2,666,666	2,666,666		133,333	20,000,000	793,646	120,475
Common shares issued on debenture										$ 230,000
Common shares issued on conversion units, value					$ 16,843,000		$ 428,000		$ 2,420,000	$ 234,000
Conversion of outstanding debenture				$ 2,000	$ 3,098,000		$ 179,000		1,536,000
Proceeds from initial public offering									$ 109,952,000
Common stock issued | shares				20,700,000	20,700,000		1,347,305
Common stock issued price per share | shares							9.25
Common stock issued value						$ 12,463,000	$ 168,185,000
Common shares issued on conversion units | shares				2,000,000	2,000,000
common shares upon conversion				$ 1,500	$ 2,323,000
[custom:FairValueOffOutstandingDebenture]					$ 22,458,000
Number of restricted stock granted | shares																									1,497,195	1,497,195	1,400,000	1,400,000
Number of shares issued secured convertible debenture | €																										€ 7,900
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Number of restricted stock granted | shares											666,666									1,400,000
Fair value of share price | $ / shares											$ 2,150									$ 1,386
Share based compensation																									$ 853,000		$ 415,000
Restricted share units one [member]
IfrsStatementLineItems [Line Items]
Share based compensation																									$ 1,883,000
Employees and consultants [member]
IfrsStatementLineItems [Line Items]
Number of stock options granted | shares						200,000					1,616,664	348,000	166,666	166,666				133,333	133,333	2,020,000	850,000	666,666
Number of stock options vested price per share | $ / shares						$ 8.93					$ 3.86	$ 2.83	$ 1.79					$ 1.22	$ 1.028	$ 0.99	$ 0.99	$ 0.84
Share based compensation expense						$ 1,128,000					$ 3,302,000	$ 328,000	$ 204,000														312,000
Risk-free interest rate						2.71%					2.67%	2.69%	2.66%	2.66%				3.10%	2.98%	3.49%	3.32%	3.32%
Risk-free interest rate						72.68%					62.20%	60.34%	60.54%	60.54%				61.51%	61.38%	61.75%	62.99%	62.99%
Expected life						5 years					5 years	5 years	5 years	5 years				5 years	5 years	5 years	5 years	5 years
Expected dividend yield						0.00%					0.00%	0.00%	0.00%	0.00%				0.00%	0.00%	0.00%	0.00%	0.00%
Share based compensation expense																											1,104,000
Share based compensation expense																											86,000
Share based compensation expense grant																											$ 98,000
Employees and consultants one [member]
IfrsStatementLineItems [Line Items]
Number of stock options granted | shares												100,000	133,333	133,333
Number of stock options vested price per share | $ / shares												$ 2.43	$ 2.87
Share based compensation expense												$ 120,000	$ 206,000
Risk-free interest rate												2.72%	2.76%	2.76%
Risk-free interest rate												60.20%	61.48%	61.48%
Expected life												5 years	5 years	5 years
Expected dividend yield												0.00%	0.00%	0.00%
Directors [member] | Restricted share units [member]
IfrsStatementLineItems [Line Items]
Number of restricted stock granted | shares																									763,863	763,863
Fair value of share price | $ / shares																									$ 2,730
Share based compensation																									$ 2,730,000
Employee [member]
IfrsStatementLineItems [Line Items]
Number of restricted stock granted | shares																									66,666	66,666
Employee [member] | Restricted share units [member]
IfrsStatementLineItems [Line Items]
Fair value of share price | $ / shares																									$ 597
Employee [member] | Restricted share units one [member]
IfrsStatementLineItems [Line Items]
Share based compensation																									$ 231,000
Nonadjusting events [member]
IfrsStatementLineItems [Line Items]
Warrants issued value	$ 739,000	$ 1,566,000
CHESS depositary interests [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares			5,000,000												5,000,000		3,055,556				4,301,075		4,301,075	4,301,075			3,055,556			3,055,556	4,301,075
Proceeds from issuance of shares															$ 5,803,000								$ 3,548,000				$ 3,677,000
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Fair value of risk free interest rate																							4.17%	4.17%
Fair value of volatility rate																							57.03%	57.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Fair value of risk free interest rate																							4.23%	4.25%
Fair value of volatility rate																							61.66%	58.15%
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued, value																						$ 9,265										$ 1,395
Shares issued settlement of debt | shares															66,667	66,667											153,647	153,647
Shares issued settlement of debt															$ 90,000												$ 177,000